Investments in Associates & Joint Ventures	12 Months Ended
Jul. 31, 2022
Disclosure Of Associate And Joint Ventures [Abstract]
Investments in Associates & Joint Ventures

11. Investments in Associates & Joint Ventures

	July 31, 2022			July 31, 2021

	Truss LP	Other	Total	Truss LP	Other	Total
	$	$	$	$	$	$
Opening Balance	72,873	1,806	74,679	74,966	1,340	76,306
Cash contributed to investment	8,500	2,721	11,221	4,250	783	5,033
Disposal	-	(984)	(984)	-	-	-
Share of net (loss)	(7,613)	(1,544)	(9,157)	(6,343)	(162)	(6,505)
Impairment	(57,760)	-	(57,760)	-	-	-
Foreign exchange loss through OCI	-	-	-	-	(155)	(155)
Ending Balance	16,000	1,999	17,999	72,873	1,806	74,679

Truss LP

The Truss LP was formed between the Company and Molson Coors Canada (the "Partner") and is a standalone entity, incorporated in Canada, with its own board of directors and an independent management team. The Partner holds 57,500 common shares representing 57.5% controlling interest in Truss LP with the Company holding 42,500 common shares and representing the remaining 42.5%. Truss LP is a private limited partnership and its principal operating activities consist of pursuing opportunities to develop non-alcoholic, cannabis-infused beverages.

On October 31, 2021, the Company noted indicators of impairment related to the Truss LP investment, notably, a reduced financial outlook and an additional requirement for capital to sustain operations. The Company tested the investment for impairment and recorded an impairment loss as outlined below. The recoverable amount was based on the estimated fair value less costs of disposal. The fair value less costs of disposal was estimated utilizing an income based discounted cash flows ("DCF") analysis. As a result, an impairment loss of  $26,925 was recorded.

The significant assumptions in the DCF analysis were as follows:

i. Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. A five-year period was forecasted with an extended five-year period calculated using a discount model that assumes the growth rate of will decrease linearly to the terminal value growth rate of 3%;

ii. Terminal value growth rate: Management used a 3% terminal growth rate which is based on historical and projected consumer inflation, historical and projected economic indicators, and projected industry growth. If all other assumptions were held constant and the terminal growth rate was decreased by 1%, the impairment loss would increase by $3,098; and

iii. Discount rate: Management used a 15% post-tax discount rate which is reflective of an industry Weighted Average Cost of Capital ("WACC"). The WACC was estimated based on the risk-free rate, equity risk premium based on a direct comparison approach, a size premium and company specific risk, and after-tax cost of debt based on corporate bond yields. If all other assumptions were held constant and the discount rate increased by 1%, the impairment loss would increase by $8,394.

On July 31, 2022, the Company identified additional indicators of impairment related to the Truss LP investment, as a result of a further reduction in the financial outlook predicated on budget to actual trends and certain market data. The Company tested the investment for impairment and recorded an impairment loss as outlined below. The recoverable amount was based on the estimated fair value less costs of disposal, which was determined based on an income approach using discounted cash flows (“DCF”). In addition, to further corroborate the DCF valuation, a secondary valuation was completed using adjusted net asset method determined by measuring the underlying assets and liabilities on the balance sheet of Truss on the measurement date to their respective fair value. The tangible non-financial assets are adjusted to reflect their current replacement cost using comparable market data adjusted for economical obsolescence. As a result, an additional impairment loss of $30,835 was recorded.

The significant assumption in the depreciated replacement cost value of assets approach was the estimated market recoverability rate. The Company utilized a rate of 53%. If all other assumptions were held constant, a 1% decrease in the market recoverability rate would result in an impairment loss of $300.

	Truss LP
As at	July 31, 2022	July 31, 2021
Statement of Financial Position	$	$
Cash and cash equivalents	12,640	6,757
Other current assets	11,562	7,867

Non- current assets	63,305	67,766

Current liabilities	8,145	11,112
Non-current liabilities	8,420	8,667

For the year ended	July 31, 2022	July 31, 2021

Statement of Comprehensive Loss
Revenue	13,516	6,498
Operating expenses excluding depreciation and amortization	(16,265)	(14,261)
Depreciation and amortization	(6,486)	(4,884)
Other expenses	-	-
Loss from operations	(17,289)	(14,643)
Other income	(64)	130
Interest expenses	(560)	(412)
Income tax expenses	-	-
Total comprehensive loss	(17,913)	(14,925)

The following table is a reconciliation of summarized financial information of the Company's' significant investment in Truss LP to the carrying amount of the investment for the years ended July 31, 2022 and July 31, 2021.

For the year ended	July 31, 2022	July 31, 2021
	$	$
Opening net assets	70,039	74,964
Acquisition of associate/capital calls	20,000	10,000
Total comprehensive loss	(17,913)	(14,925)
Closing net assets	72,126	70,039
Interest in associate	42.5%	42.5%
Interest in associate value	30,654	29,767
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Impairment loss	(57,760)	-
Total interest in associate value	16,000	72,873